Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Fair Value Disclosures [Abstract]
Settlements of contingent consideration obligations	$ 3,900	$ 4,200
Increase in accrual related to acquisitions	3,400	3,000	$ (14,500)
Accrual related to fair value adjustments	$ 500	3,000
Accrued contingent payments related to new acquisitions		$ 7,400